Fees Summary	Jul. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,342,000.00
Previously Paid Amount	0.00
Total Fee Amount	358.56
Total Offset Amount	0.00
Net Fee	358.56
Narrative - Max Aggregate Offering Price	$ 2,342,000.00
Final Prospectus	true